Intangible Assets - Additional Information (Detail) £ in Thousands, $ in Millions			6 Months Ended		12 Months Ended
	Jan. 25, 2021 GBP (£)	Jan. 25, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets			£ 0		£ 0
Ultragenyx Collaboration Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Upfront Payment Received	£ 36,500	$ 50.0	36,500	$ 50.0
Derecognized intangible assets other than goodwill	£ 9,500
Potential future milestones to be received | $		$ 254.0
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Contractual milestones achieved					67,000
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets			£ 0		£ 0